TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Unrecognized Tax Benefits
	2024	2023

Beginning balance	$6,189	$7,434
Decrease related to expired tax years	-	(424)
Additions for prior year tax positions	326	125
Decrease for prior year tax positions	(378)	(1,879)
Additions for current year tax positions	557	933

Ending balance	$6,694	$6,189

Schedule of Taxes on Income
	Year ended December 31,
	2024	2023	2022

Current taxes	$6,188	$3,255	$6,865
Deferred taxes	439	582	(1,986)

	$6,627	$3,837	$4,879

Domestic	$3,651	$1,079	$2,820
Foreign	2,976	2,758	2,059

	$6,627	$3,837	$4,879

	Year ended December 31,
	2024	2023	2022
Domestic taxes:

Current taxes	$4,777	$488	$2,967
Deferred taxes	(1,126)	591	(147)

	3,651	1,079	2,820
Foreign taxes:

Current taxes	1,411	2,767	3,898
Deferred taxes	1,565	(9)	(1,839)

	2,976	2,758	2,059

	$6,627	$3,837	$4,879

Schedule of Significant Components of Deferred Tax Liabilities and Assets
	December 31,
	2024	2023

Carryforward losses and tax credit	$16,862	$12,249
Deferred revenues	4,976	6,237
Unrealized loss on marketable securities	-	296
ROU assets	1,886	2,234
Temporary differences	10,694	9,566

Deferred tax assets before valuation allowance	34,418	30,582
Valuation allowance	(11,930)	(8,434)

Net deferred tax assets	22,488	22,148

Intangible assets, including goodwill	(4,656)	(4,547)
Operating lease liabilities	(1,909)	(2,242)
Depreciable assets	(837)	(1,043)

Deferred tax liability	(7,402)	(7,832)

Net deferred tax assets	$15,086	$14,316

Schedule of Reconciliation Between Theoretical and Actual Tax Expense
	Year ended December 31,
	2024	2023	2022

Income (loss) before taxes, as reported in the consolidated statements of income (loss)	$12,665	$(17,753)	$4,713

Statutory tax rate	23%	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$2,913	$(4,083)	$1,084
Tax adjustment in respect of different tax rate of foreign subsidiary	(141)	(57)	48
Non-deductible expenses and other permanent differences	820	536	197
Deferred taxes on losses for which valuation allowance was provided, net	3,498	2,635	2,402
Foreign withholding taxes	637	637	3,138
Share compensation relating to share options per ASC No. 718	158	3,716	1,517
Income taxes in respect of prior years	671	1,246	(1,388)
Change of tax rate	-	-	(505)
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(2,170)	(1,086)	(1,457)
Other	241	293	(157)

Actual tax expense	$6,627	$3,837	$4,879

(*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.05	$0.03	$0.03

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.05	$0.03	$0.03

Schedule of Income Before Income Taxes
	Year ended December 31,
	2024	2023	2022

Domestic	$10,656	$(33,444)	$(1,105)
Foreign	2,009	15,691	5,818

Income (loss) before taxes on income	$12,665	$(17,753)	$4,713